Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares	Dec. 31, 2015 TWD ($) $ / shares
Revenue	$ 17,940,855	$ 605,292	$ 18,387,593	$ 18,837,089
Cost of revenue	(14,703,729)	(496,077)	(14,745,472)	(14,685,514)
Gross profit	3,237,126	109,215	3,642,121	4,151,575
Research and development expenses	(985,873)	(33,261)	(838,866)	(747,779)
Sales and marketing expenses	(64,397)	(2,173)	(72,918)	(90,345)
General and administrative expenses	(639,809)	(21,586)	(822,068)	(770,075)
Other operating income (expenses), net	692,834	23,375	90,306	105,051
Operating profit	2,239,881	75,570	1,998,575	2,648,427
Finance costs	(217,283)	(7,331)	(179,116)	(142,511)
Other non-operating income (expenses), net	(490,182)	(16,538)	(119,024)	340,140
Profit before income tax	1,532,416	51,701	1,700,435	2,846,056
Income tax expense	(550,487)	(18,572)	(177,120)	(935,855)
Profit from continuing operations	981,929	33,129	1,523,315	1,910,201
Profit (loss) from discontinued operations	1,814,953	61,233	(122,105)	(34,233)
Profit for the year	2,796,882	94,362	1,401,210	1,875,968
Other comprehensive income (loss) that will be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(232,652)	(7,849)	(200,280)	(12,376)
Share of other comprehensive income of associates that will be reclassified to profit or loss	678	23
Net other comprehensive loss that will be reclassified to profit or loss in subsequent periods	(231,974)	(7,826)	(200,280)	(12,376)
Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods:
Other comprehensive income (loss) on remeasurements of defined benefit plans	50,838	1,715	(43,383)	(41,758)
Share of other comprehensive loss of associates that will not be reclassified to profit or loss	(124)	(4)	(133)	(165)
Income tax effect that will not be reclassified to profit or loss	(8,642)	(292)	7,375	7,099
Net other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods	42,072	1,419	(36,141)	(34,824)
Other comprehensive loss for the year, net of income tax	(189,902)	(6,407)	(236,421)	(47,200)
Total comprehensive income	2,606,980	87,955	1,164,789	1,828,768
Profit (loss) attributable to:
Equity holders of the Company - Continuing operations	981,929	33,129	1,829,327	2,164,557
Equity holders of the Company - Discontinued operations	1,814,953	61,233	(122,105)	(34,233)
Predecessors' interests			(306,012)	(291,429)
Non-controlling interests				37,073
Profit for the year	2,796,882	94,362	1,401,210	1,875,968
Total comprehensive income (loss) attributable to:
Equity holders of the Company - Continuing operations	1,079,672	36,426	1,788,878	2,167,256
Equity holders of the Company - Discontinued operations	1,527,308	51,529	(318,077)	(62,126)
Predecessors' interests			(306,012)	(291,429)
Non-controlling interests				15,067
Total comprehensive income	$ 2,606,980	$ 87,955	$ 1,164,789	$ 1,828,768
Ordinary shares [member]
Basic earnings per share:
Equity holders of the Company - Continuing operations | (per share)	$ 1.16	$ 0.04	$ 2.13	$ 2.47
Equity holders of the Company - Discontinued operations | (per share)	2.14	0.07	(0.14)	(0.04)
Equity holders of the Company | (per share)	3.30	0.11	1.99	2.43
Predecessors' interests | (per share)			(0.35)	(0.33)
Total basic earnings per share | (per share)	3.30	0.11	1.64	2.10
Diluted earnings per share:
Equity holders of the Company - Continuing operations | (per share)	1.13	0.04	2.11	2.44
Equity holders of the Company - Discontinued operations | (per share)	2.10	0.07	(0.14)	(0.04)
Equity holders of the Company | (per share)	3.23	0.11	1.97	2.40
Predecessors' interests | (per share)			(0.35)	(0.33)
Total diluted earnings per share | (per share)	3.23	0.11	1.62	2.07
American depositary share (each representing 20 common shares) [member]
Basic earnings per share:
Equity holders of the Company - Continuing operations | (per share)	23.20	0.78	42.56	49.34
Equity holders of the Company - Discontinued operations | (per share)	42.87	1.45	(2.84)	(0.78)
Equity holders of the Company | (per share)	66.07	2.23	39.72	48.56
Predecessors' interests | (per share)			(7.12)	(6.64)
Total basic earnings per share | (per share)	66.07	2.23	32.60	41.92
Diluted earnings per share:
Equity holders of the Company - Continuing operations | (per share)	22.68	0.77	42.21	48.73
Equity holders of the Company - Discontinued operations | (per share)	41.93	1.41	(2.82)	(0.77)
Equity holders of the Company | (per share)	64.61	2.18	39.39	47.96
Predecessors' interests | (per share)			(7.06)	(6.56)
Total diluted earnings per share | (per share)	$ 64.61	$ 2.18	$ 32.33	$ 41.40